LEASES	3 Months Ended
Sep. 30, 2024
LEASES
LEASES

14. LEASES

Right-of-use leased asset	09/30/2024	06/30/2024
Book value at the beginning of the period	20,979,597	21,163,192
Additions of the period	6,228,153	2,585,223
Additions from business combination	—	168,988
Disposals	(67,403)	(1,284,975)
Exchange differences	238,307	(1,652,831)
Book value at the end of the period	27,378,654	20,979,597

Depreciation	09/30/2024	06/30/2024
Book value at the beginning of the period	9,377,845	7,226,617
Depreciation of the period	760,728	3,418,956
Disposals	(67,403)	(1,092,167)
Exchange differences	14,256	(175,561)
Accumulated depreciation at the end of the period	10,085,426	9,377,845
Total	17,293,228	11,601,752

Lease liability	09/30/2024	06/30/2024
Book value at the beginning of the period	11,284,137	13,889,223
Additions of the period	6,228,153	2,585,223
Additions from business combination	—	168,988
Interest expenses, exchange differences and inflation effects	473,948	(480,189)
Payments of the period	(1,189,615)	(4,879,108)
Total	16,796,623	11,284,137

Lease Liabilities	09/30/2024	06/30/2024
Non-current	15,540,691	8,161,359
Current	1,255,932	3,122,778
Total	16,796,623	11,284,137

The recognized right-of-use assets relate to the following types of assets:

	09/30/2024	06/30/2024
Machinery and equipment	3,655,741	3,655,741
Vehicles	1,230,231	1,272,071
Equipment and computer software	1,232,694	1,130,541
Land and buildings	21,259,988	14,921,244
	27,378,654	20,979,597

The incremental borrowing rate used was 3.12 % in US$ and 12.21% in reais.